Risk management - Summary of Estimated Future Obligations for Non-Derivative Financial Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Long-term debt	$ 461	$ 419
2020 [member]
Disclosure of financial liabilities [line items]
Long-term debt	434
Accounts payable & accrued liabilities	116
Share-based compensation accrual	1
Total	551
2021 [member]
Disclosure of financial liabilities [line items]
Long-term debt	16
Accounts payable & accrued liabilities
Share-based compensation accrual
Total	16
2022 [member]
Disclosure of financial liabilities [line items]
Long-term debt	8
Accounts payable & accrued liabilities
Share-based compensation accrual
Total	8
2023 [Member]
Disclosure of financial liabilities [line items]
Long-term debt
Accounts payable & accrued liabilities
Share-based compensation accrual
Total
2024 [Member]
Disclosure of financial liabilities [line items]
Long-term debt
Accounts payable & accrued liabilities
Share-based compensation accrual
Total
Thereafter [member]
Disclosure of financial liabilities [line items]
Long-term debt	3
Accounts payable & accrued liabilities
Share-based compensation accrual
Total	$ 3